Other Non-Current Assets	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

	SA rand
Figures in million	2019	2018

Debt instruments	274	253
Loans to associates (a)	116	116
Loan to ARM BBEE Trust (b)	271	256
Other loans	3	—
Loss allowance (a) (b)	(116)	(119)

Equity instruments	59	8
Rand Mutual Assurance (c)	52	—
Other investments	7	8

Other non-current assets	1	3
Total other non-current assets	334	264

The movement in the loss allowance for debt instruments during the year is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	119	162
Impact of adoption of IFRS 9 (b)	(3)	—
Reversal of loss allowance	—	(43)

Balance at end of year	116	119

(a)
A loan of R116 million (2018: R116 million) owed by Pamodzi Gold Limited (Pamodzi) who were placed into liquidation during 2009 was provided for in full. Harmony is a concurrent creditor in the Pamodzi Orkney liquidation.

(b)
During 2016, Harmony advanced R200 million to the ARM BBEE Trust, a shareholder of African Rainbow Minerals Limited (ARM). The trust is controlled and consolidated by ARM, who holds 13.8% of Harmony's shares. Harmony is a trustee of the ARM BBEE Trust. The loan is subordinated and unsecured. The interest is market related (3 months JIBAR plus 4.25%) and is receivable on the maturity of the loan on 31 December 2022. On adoption of IFRS 9, it was assessed that the contractual cash flows fail the solely payments of principal and interest (SPPI) characteristics and that the loan will therefore be carried at fair value through profit or loss (refer to note 2) and the previously recognised provision was derecognised. At 30 June 2019 the loan was remeasured to its fair value of R271 million using a discounted cash flow model. The fair value adjustment is recorded in gains on financial instruments - refer to note 8.

17	OTHER NON-CURRENT ASSETS continued

(c)	The movement in the investment in Rand Mutual Assurance is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	—	—
Fair value on adoption of IFRS 9	82	—
Capital dividend received	(30)	—

Balance at end of year	52	—

On adoption of IFRS 9 on 1 July 2018, the investment was remeasured to fair value. Refer to note 2. On 7 September 2018, RMA declared the proceeds from the sale of shares in one of its subsidiaries as a dividend to shareholders. The dividend is seen as a recovery of capital as it reduced Harmony's effective share in the underlying subsidiary which gave rise to the initial revaluation.